SHARE BASED PAYMENTS (Tables)	12 Months Ended
Jun. 30, 2021
Disclosure of terms and conditions of share-based payment arrangement [abstract]
SCHEDULE OF INDEPENDENT VALUATION OF PERFORMANCE RIGHTS GRANTED

	Number of Performance Rights issued	Valuation per Class A (cents)	Total fair value of Class A Performance Rights	Expense accounted for during the year
Dr. Lindsay Wakefield	3,750,000	0.77	$28,875	$9,625
Dr. Jerzy Muchnicki	6,250,000	0.77	$48,125	$16,042
Mr. Peter Rubinstein	5,000,000	0.77	$38,500	$12,833
Total	15,000,000		$115,500	$38,500

Performance rights cancelled/forfeited during the year ended June 30, 2020

	Number of Performance Rights issued	Valuation per Class A (cents)	Total fair value of Class A Performance Rights	Expense accounted for during the year
Mr. Xue Lee(2)	3,750,000	0.77	$28,875	$(5,616)
Dr. Paul Kasian(1)	7,500,000	0.77	$57,750	$(11,229)
Total	11,250,000		$86,625	$(16,845)

	Number of Performance Rights issued	Valuation per Class B (cents)	Total fair value of Class B Performance Rights	Expense accounted for during the year
Dr. Paul Kasian(1)	25,000,000	0.77	$192,500	$(37,431)

	Number of Performance Rights issued	Valuation per Class C (cents)	Total fair value of Class C Performance Rights	Expense accounted for during the year
Dr. Paul Kasian(1)	25,000,000	0.57	$142,500	$(27,708)

Notes:

(1)	Dr. Paul Kasian resigned on September 24, 2019.
(2)	Mr. Xue Lee resigned on July 9, 2019

SCHEDULE OF EXPENSES ARISING FROM SHARE-BASED PAYMENT TRANSACTIONS RECOGNIZED PART OF EMPLOYEE BENEFIT EXPENSE

Total expenses arising from share-based payment transactions recognised during the period as part of employee benefit expense were as follows:

	Consolidated
	2021	2020	2019
	$	$	$
Kentgrove options issued	16,667	16,667	15,278
Performance rights issued	622,725	38,500	104,441
Reversal of forfeited Performance Rights	—	(81,984)	—
Options issued under employee option plan	75,186	12,375	215,383
Total expenses arising from share-based payments	714,578	(14,442)	335,102

SCHEDULE OF OPTION GRANTED AND ISSUED

Director	Grant date of issued options	Number of options issued
Mr. Peter Rubinstein	November 28, 2019	125,000,000
Dr. Jerzy Muchnicki	November 28, 2019	125,000,000
Total		250,000,000

	2020
Grant Date		November 28, 2019
Options issued		250,000,000
Dividend yield		—
Historic volatility and expected volatility		136%
Option exercise price	A$	0.008
Fair value of options at grant date	A$	0.003
Weighted average exercise price	A$	0.008
Risk-free interest rate		0.85%
Expected life of an option		3 years
Model used		Black-Scholes
Valuation amount	A$	1,056,054

Holder	Grant date of issued options	Number of options issued
Various underwriters	October 30, 2019	250,000,000

	2020
Grant Date		October 30, 2019
Options issued		250,000,000
Dividend yield		—
Historic volatility and expected volatility		136%
Option exercise price	A$	0.008
Fair value of options at grant date	A$	0.003
Weighted average exercise price	A$	0.008
Risk-free interest rate		0.78%
Expected life of an option		3 years
Model used		Black-Scholes
Valuation amount	A$	817,666

Holder	Grant date of issued options	Number of options issued
Lodge Corporate Pty Ltd	March 6, 2020	5,000,000

	2020
Grant Date		March 6, 2020
Options issued		5,000,000
Dividend yield		—
Historic volatility and expected volatility		141%
Option exercise price	A$	0.008
Fair value of options at grant date	A$	0.007
Weighted average exercise price	A$	0.008
Risk-free interest rate		0.36%
Expected life of an option		3 years
Model used		Black-Scholes
Valuation amount	A$	29,340